Related Party - List of the Company's Subsidiaries (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2020
WNS Global Services (UK) Limited [member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest	5.10%
WNS Global Services SA (Pty) Limited [Member] | WNS South Africa (Pty) Limited [Member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest		48.84%
WNS Global Services Private Limited [member] | WNS Customer Solutions (Singapore) Private Limited [member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest	15.98%
WNS Global Services Private Limited [member] | WNS Global Services (UK) Limited [member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest	94.90%
WNS Global Services Private Limited [member] | WNS (Mauritius) Limited [member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest	63.18%
WNS Global Services Private Limited [member] | WNS Global Services Netherlands BV [member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest	20.84%
WNS Global Services Private Limited [member] | WNS Business Consulting Netherlands B.V [Member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest	47.65%
Solucionesen Tecnologia Vuram Mexico [Member] | Vuram Technology Solutions Private Limited [Member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest	99.00%
S De R.L. de C.V [Member] | Vuram, Inc [Member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest	1.00%
WNS (Holdings) Limited [Member] | WNS Business Consulting Netherlands B.V [Member]
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest	52.35%